UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: March 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2008

Table of Contents
Letter to Shareholders                                                  1
Historical Information                                                  2
Summary of Net Assets                                                   6
Schedule of Investments                                                 7
Financial Statements                                                    13
Financial Highlights                                                    16
Notes to the Financial Statements                                       17
Trustees & Officers                                                     21

Dear Fellow Shareholders:
In the first six months of fiscal 2008, Northeast Investors Trust posted a total return of -6.6%, which trailed the Merrill Lynch Master II Index's return of -4.2%.

The underperformance versus the index was more than accounted for by the weakness in two late-stage reorganizations - Delphi Corp. and Dura Operating Corp. Both companies suffered from the general turmoil in the credit markets as they awaited financings with which to complete their reorganizations.

With that said, a bright spot was the performance of the defensive portions of the portfolio, particularly in the Energy and Gaming industries, which were designed to weather the type of storm that affected the credit markets. We had substantial holdings in short-term, higher-quality high yield bonds, and those securities held up relatively well during the period of market weakness.

Looking forward, we believe that many of the issues that have plagued the credit markets in the last year are in the process of correcting themselves, particularly in the market for residential mortgage securities.

It is also possible that some of the selling pressure in the credit market was related to the forced unwinding of leveraged positions related to margin calls. To the extent that the selling has run its course, that would represent additional impetus for the market to recover. We do note that the Trust has seen nearly $200 million in shareholder purchases in the last two months, and, such inflows, if similarly experienced at other high yield funds, could provide technical support to the market.

In terms of fundamental valuation, high yield spreads versus Treasury bonds have risen in the last year. While that has undeniably made the high yield market more attractive and a better value than it was a year ago, we think we still need to pick our investments carefully.

We are concerned about pressures on the market that might come from a different direction than that of the last year, such as an anticipated pickup in default rates; the risk of systemic pressure from potential problems in the derivatives markets; or, eventually, a rise in longer-term interest rates.

The portfolio managers continue to be substantial shareholders in the fund and have added to their holdings during the course of the last year. Thus there continues to be a mutuality of interest in the performance of the Trust. Respectfully submitted,
Bruce H. Monrad

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008 (b)           17,466        130,688,506       6.88        898,675,356         0.30          0.0000        7.25
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) Six Months Ended March 31, 2008

Average Annual Total Return (unaudited)
One year ended March 31, 2008                                           6.73%
Five years ended March 31, 2008                                         7.73%
Ten years ended March 31, 2008                                          3.49%

SEC Yield (unaudited)
Yield calculated as of March 31, 2008:                                  8.34%



About Your Fund's Expenses (unaudited)
                                Beginning Account Value         Ending Account Value    Expenses Paid During Period
                                     10/1/2007                       3/31/2008              10/1/2007 - 3/31/2008
Actual Return
-6.59%                               $1,000.00                        $934.10                    $5.82
Hypothetical
(5% return before expenses)          $1,000.00                      $1,018.89                    $6.10

Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the s hareholder reports of other funds.

Portfolio Composition (unaudited)

Distribution by Maturity
(% of portfolio)
Under 1 Year     4%
1-5 Years       53%
5-10 Years      40%
10-15 Years      0%
Over 15 Years    3%
               ----
Total          100%

Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940, as amended, is 811-576.

Summary of Net Assets
March 31, 2008 (unaudited)
                                                                                        % of
                                                                Value                   Net Assets
Corporate Bonds & Notes
Advertising                                                     $ 28,330,250            3.15%
Automobile & Truck                                                25,550,600            2.84%
Broadcast Cable TV                                                53,350,000            5.94%
Building & Construction                                           14,307,500            1.59%
Chemicals                                                         41,630,163            4.63%
Drug Stores                                                       10,637,500            1.18%
Electrical Equipment                                               5,810,000            0.65%
Electrical Utilities                                              63,592,500            7.08%
Energy/Natural Resources                                         156,458,273           17.41%
Entertainment                                                     77,058,550            8.58%
Financial Services                                                   643,210            0.07%
Food Processing                                                   48,367,500            5.38%
Gaming                                                            76,909,427            8.56%
Health Care Diversified                                               62,077            0.01%
Home Furnishings                                                   2,518,750            0.28%
Independent Power Producer                                        10,772,500            1.20%
Machine/Tools                                                     11,891,440            1.32%
Marketing/Sales                                                   11,310,000            1.26%
Metals & Mining                                                    1,292,277            0.14%
Packaging & Container                                            108,016,646           12.02%
Paper/Forest Products                                             24,394,794            2.72%
Publishing                                                        14,850,000            1.65%
Retail Food Chains                                                 1,094,363            0.12%
Textiles                                                               3,748            0.00%
                                                                ------------           ------
Total Corporate Bonds & Notes                                   $788,852,068           87.78%
Total Convertible Bonds                                               98,572            0.01%
Total Foreign Bonds                                                4,126,389            0.46%
Total Common Stocks                                              110,421,555           12.29%
Total Warrants                                                     7,743,854            0.86%
                                                                ------------          -------
Total Investments                                                911,242,438          101.40%
Receivables & Cash                                                20,946,261            2.33%
                                                                ------------          -------
Total Assets                                                     932,188,699          103.73%
Less Liabilities                                                 (33,513,343)          -3.73%
                                                                ------------          -------
Net Assets                                                      $898,675,356          100.00%
                                                                ============          =======
Schedule of Investments
March 31, 2008 (unaudited)

Corporate Bonds & Notes
                                                                Name of Issuer          Principal
                                                                Value                   (Note B)
Advertising - 3.15%
Interpublic Group Co. Notes, 7.25%, 8/15/11                   $ 29,900,000            $ 28,330,250


Automobile & Truck - 2.84%
Collins and Aikman Products, 10.75%, 12/31/11 (a)               20,000,000                  50,000
Delphi Corp. Senior Unsecured Notes, 6.55%,
6/15/06 (a) (d)                                                 36,950,000              11,639,250
Dura Operating Corp. Senior Unsecured Notes, Series B,
8.625%, 4/15/12 (a)                                             35,310,000               3,001,350
United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12             12,000,000              10,860,000
                                                                                       -----------
                                                                                        25,550,600

Broadcast Cable TV  - 5.94%
Charter Comm. Opt. LLC Senior Secured Notes,
Series 144A, 8%, 4/30/12 (e)                                    40,000,000              36,700,000
Charter Comm. Opt. LLC Senior Secured Notes,
Series 144A, 8.375%, 4/30/14 (e)                                 5,000,000               4,500,000
Paxson Comm. Corp. Senior Secured Notes, Series 144A,
FRN, 7.5075%, 1/15/12 (e)                                       15,000,000              12,150,000
                                                                                        ----------
                                                                                        53,350,000

Building & Construction - 1.59%
Associated Materials, Inc. Notes, 9.75%, 4/15/12                14,750,000              14,307,500


Chemicals - 4.63%
Nova Chemicals Corp. Notes, 7.4%, 4/01/09                       14,250,000              14,339,063
Polyone Corp. Senior Notes, 8.875%, 5/01/12                     20,000,000              20,200,000
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (e)                                                      5,195,000               5,091,100
Sterling Chemical, Inc., Series 144A, 10.25%, 4/01/15 (e)        2,000,000               2,000,000
                                                                                        ----------
                                                                                        41,630,163

Drug Stores - 1.18%
Rite Aid Corp. Notes, 7.5%, 1/15/15                             11,500,000              10,637,500

Electrical Equipment - 0.65%
Coleman Cable, Inc. Notes, 9.875%, 10/01/12                      7,000,000               5,810,000


Electrical Utilities - 7.08%
Mirant Americas Genr, Inc. Senior Unsecured Notes, 8.3%,
5/01/11                                                         27,000,000              27,540,000
Orion Power Holdings, Inc. Senior Unsecured Notes, 12%,
5/01/10                                                         33,000,000              36,052,500
                                                                                        ----------
                                                                                        63,592,500


Energy/Natural Resources - 17.41%
Clayton Williams Energy Notes, 7.75%, 8/01/13                   14,430,000              12,481,950
CMS Energy Corp. Senior Notes, 8.5%, 4/15/11                    13,857,000              14,718,490
Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12          10,300,000               9,888,000
Forest Oil Corp. Notes, 8%, 12/15/11                            16,890,000              17,607,825
Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14         11,604,000              11,923,110
Frontier Oil Corp. Notes, 6.625%, 10/01/11                       6,668,000               6,584,650
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                   11,996,000              12,175,940
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (f)                      20,000,000              20,245,460
Parker Drilling Co. Notes, 9.625%, 10/01/13                     13,463,000              14,169,808
Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11           18,296,000              18,113,040
W & T Offshore, Inc. Notes, Series 144A, 8.25%,
6/15/14 (e)                                                     20,000,000              18,550,000
                                                                                       -----------
                                                                                       156,458,273

Entertainment - 8.58%
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14          26,780,000              22,696,050
AMC Entertainment, Inc. Notes, 11%, 2/01/16                     10,000,000               9,362,500
Cinemark, Inc. Senior Discount Notes, 0/9.75%,
3/15/14 (g)                                                     50,000,000              45,000,000
                                                                                        ----------
                                                                                        77,058,550

Financial Services - 0.07%
Finova Group, Inc. Notes, 7.5%, 11/15/09 (a)                     4,360,745                 643,210

Food Processing - 5.38%
B&G Foods, Inc. Notes, 8%, 10/01/11                              1,000,000                 967,500
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14              14,150,000              11,956,750
Chiquita Brands Intl. Senior Unsub. Notes, 8.875%,
12/01/15                                                        22,500,000              19,856,250
Dean Foods Co. Senior Unsecured Notes, 6.625%,
5/15/09                                                         13,032,000              13,032,000
Mrs. Fields Brands Financing Notes, 9%, 3/15/11                  3,500,000               2,555,000
                                                                                        ----------
                                                                                        48,367,500

Gaming - 8.56%
MGM Mirage, Inc. Senior Unsecured Notes, 8.5%,
9/15/10                                                         17,030,000              17,583,475
Mandalay Resort Group Senior Sub. Notes, 9.375%,
2/15/10                                                         10,000,000              10,300,000
Trump Entertainment Resorts, Inc. Senior Secured Notes,
8.5%, 6/01/15                                                   69,914,327              47,192,171
Wimar Opco LLC / Fin. Corp. Senior Sub Notes, 9.625%,
12/15/14                                                         3,535,000               1,833,781
                                                                                        ----------
                                                                                        76,909,427

Health Care Diversified - 0.01%
Global Health Sciences Co. Notes, 11%, 5/01/08 (a) (b)           4,667,424                  62,077

Home Furnishings - 0.28%
Norcraft Cos LP Notes, 9%, 11/01/11                              2,500,000               2,518,750

Independent Power Producer - 1.20%
NRG Energy, Inc. Notes, 7.25%, 2/01/14                           5,000,000               4,937,500
NRG Energy, Inc. Notes, 7.375%, 1/15/17                          6,000,000               5,835,000
                                                                                        ----------
                                                                                        10,772,500

Machine/Tools - 1.32%
Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14                 13,513,000              11,891,440

Marketing/Sales - 1.26%
Harry and David Operations Notes, 9%, 3/01/13                   13,000,000              11,310,000

Metals & Mining - 0.14%
Kaiser Aluminum & Chemical Corp. Notes, 12.75%,
2/01/03 (a) (b) (d)                                             46,230,000               1,289,817
LTV Steel Co., Inc. Senior Unsecured Notes, 8.2%,
9/15/07 (a) (d)                                                  7,776,278                      78
LTV Steel Co., Inc. Unsecured Senior Sub. Notes, 11.75%,
11/15/09 (a)                                                     7,286,184                      73
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (a) (b) (d)                                                461,951                   2,309
                                                                                         ---------
                                                                                         1,292,277

Packaging & Container - 12.02%
Constar International, FRN 6.44%, 2/15/12                       20,750,000              16,703,750
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12                  15,250,000              13,744,062
Pliant Corp. Senior Secured PIK Notes, 11.625%, 6/15/09         26,554,933              26,023,834
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09             25,000,000              19,875,000
Stone Container Senior Notes, 8.375%, 7/01/12                    6,000,000               5,430,000
Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12          2,000,000               2,040,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13          27,500,000              24,200,000
                                                                                       -----------
                                                                                       108,016,646

Paper/Forest Products - 2.72%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (a) (b) (d)                                      14,061,292                 210,919
Scotia Pacific Co. LLC Senior Secured Notes, Series B,
7.11%, 1/20/14 (a)                                               8,500,000               6,162,500
Scotia Pacific Co. LLC Senior Secured, Series B, 7.71%,
1/20/14 (a)                                                     24,900,000              18,021,375
                                                                                        ----------
                                                                                        24,394,794

Publishing - 1.65%
Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11             15,000,000              14,850,000

Retail Food Chains - 0.12%
Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                   455,000                 418,600
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (a) (b)          1,437,794                 675,763
                                                                                        ----------
                                                                                         1,094,363

Textiles - 0.00%
West Point Stevens, Inc. Senior Unsecured Notes, 7.875%,
6/15/05 (a) (d)                                                 25,725,000                   2,573
West Point Stevens, Inc. Senior Unsecured Notes, 7.875%,
6/15/08 (a)                                                     11,750,000                   1,175
                                                                                             -----
                                                                                             3,748
Total Corporate Bonds & Notes -
(cost - $1,071,303,813)                                                               $788,852,068
                                                                                      ------------
Convertible Bonds
Name of Issuer                                                  Principal               Value
                                                                                        (Note B)
Convertible Bonds - 0.01%
Eurotunnel Group Tier 1, 3%, 7/28/08 GBP                                74                $ 26,434
Eurotunnel Group Tier 2, 3%, 7/28/09 GBP                                74                  25,699
Eurotunnel Group Tier 3, 3%, 7/28/10 GBP                                74                  27,168
Eurotunnel Group NRS II 6%, 7/28/10 GBP                                 83                  19,271
                                                                                          --------
Total Convertible Bonds - (cost - $106,287)                                               $ 98,572

Foreign Bonds
Name of Issuer                                                  Principal               Value
                                                                                        (Note B)
Foreign Bonds - 0.46%
Republic of Argentina GDP Linked Security, FRN,
12/15/35                                                      $ 34,386,574             $ 4,126,389
                                                                                       -----------
Total Foreign Bonds - (cost - $1,423,420)                                              $ 4,126,389
Stocks
Name of Issuer                                                  Number of               Value
                                                                Shares                  Note B
Common Stock - 12.29%
Amtrol, Inc. (b) (h)                                               640,565             $ 4,612,068
Chubb Corp.                                                        444,720              22,004,746
Core-Mark Holding Co., Inc. (h)                                    241,361               6,936,715
Darling International, Inc. (h)                                    216,630               2,805,359
General Chemical (b) (c) (h)                                         1,077               5,591,698
Holdco (b) (c) (h)                                                  62,100                 310,500
International Airline Support Group (h)                            219,540                   2,195
JPMorgan Chase & Co.                                               370,000              15,891,500
Kaiser Aluminum Corp. (h)                                           39,757               2,755,160
Kronos Worldwide, Inc                                              270,700               6,537,405
MAXXAM, Inc. (h)                                                   200,000               6,400,000
NL Industries                                                      510,200               5,571,384
Ormet Corp. (c) (h)                                                337,860               2,111,625
The Penn Traffic Co. (h)                                           164,352               1,232,640
Planet Hollywood International, Inc. (b) (c) (h)                     2,402                      24
Polymer Group, Inc., Class A (h)                                   843,103              12,224,993
Prandium (h)                                                       869,935                   4,350
Romacorp, Inc. (b) (c) (h)                                          82,220               3,288,800
Safelite Realty Corp. (b) (c) (h)                                    7,403                  25,910
Sterling Chemical, Inc. (h)                                        250,827               4,013,232
Tokheim (c) (h)                                                    180,224                   1,081
Viskase Cos., Inc. (c) (h)                                       2,096,128               1,467,290
WestPoint Stevens, Inc. (h)                                      1,600,000                     800
Zions Bancorporation                                               145,600               6,632,080
                                                                                      ------------
Total Common Stocks - (cost - $223,467,873)                                           $110,421,555
Warrants
Name of Issuer                                                  Number of               Value
                                                                Shares or               (Note B)
                                                                Units
Warrants - 0.86%
Core-Mark Holding Co., Inc. Warrants (b) (h)                        48,142               $ 521,378
Eurotunnel Group Warrants (h) EUR                                   55,120                  17,638
General Chemical A Warrants (b) (c) (h)                                622               3,107,817
General Chemical B Warrants (b) (c) (h)                                461               2,220,130
Key Energy Service Warrants (b) (h)                                 15,000               1,876,800
Sterling Chemical, Inc. Warrants (b) (h)                            91,385                      91
                                                                                       -----------
Total Warrants - (cost - $9,975,865)                                                   $ 7,743,854
                                                                                       -----------
Total Investments - 101.40% (cost - $1,306,277,258)                                    911,242,438
                                                                                       -----------
Net Other Assets - (1.40%)                                                             (12,567,082)
                                                                                      ------------
Net Assets - 100%                                                                     $898,675,356
                                                                                      ============
(a) Non-income producing security due to default or bankruptcy filing.
(b) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
Page 11
(c) All or a portion of security is restricted. The aggregate market value of restricted securities as of March 31,
2008 is $18,124,875, which represents 2.02%of total net assets. All of these securities are deemed to be liquid. Additional information on each holding is as follows:
Security                                        Acquisition Date                        Acquisition Cost
General Chemical                                03/31/04                                $ 3,000,000
Holdco                                          04/14/05                                $11,778,313
Ormet Corp.                                     01/09/07                                $ 2,702,880
Planet Hollywood, Inc                           09/26/00 - 03/30/03                           $ 450
Romacorp, Inc.                                  11/15/06                                $ 4,118,756
Safelite Realty Corp.                           09/29/00                                  $ 965,195
Tokheim                                         10/20/00                                        $ -
Viskase Cos., Inc.                              04/03/03 - 03/21/07                     $ 1,051,606
General Chemical A Warrants                     03/31/04                                        $ -
General Chemical B Warrants                     03/31/04                                        $ -
(d) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $78,991,100 or 8.79% of net assets.
(f) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(g) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(h) Non-income producing security.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
EUR Principal is denoted in Euros

Statement of Assets
and Liabilities (unaudited)
March 31, 2008
Assets
Investments - at market value (cost $1,306,277,258)             $911,242,438
Receivable for interest                                           17,581,307
Receivable for shares sold                                         1,612,427
Receivable for dividends                                             146,758
Misc. receivable                                                   1,605,769
                                                                ------------
Total Assets                                                     932,188,699

Liabilities
Notes Payable                                                     15,561,993
Payable for investments purchased                                  8,428,104
Payable for shares repurchased                                     8,036,213
Payable for trustee fees                                           1,132,822
Accrued expenses                                                     354,211
                                                                 -----------
Total Liabilities                                                 33,513,343
                                                                 -----------
Net Assets                                                      $898,675,356
                                                                ============
Net Assets Consist of:
Capital, at a $1.00 par value                                   $130,688,506
Paid in surplus                                                1,447,690,845
Distribution in excess of net investment income                      741,498
Accumulated net realized loss on investments                    (285,410,673)
Net unrealized depreciation of investments                      (395,034,820)
                                                               --------------
Net Assets                                                      $898,675,356
                                                               ==============
Net Asset Value, offering price and redemption price per share
($898,675,356/130,688,506 shares)                                      $6.88
                                                                       =====
The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)
Six Months Ended March 31, 2008
Investment Income
Interest                                                         $47,028,174
Dividends                                                            959,355
Other Income                                                         449,383
                                                                ------------
Total Income                                                      48,436,912

Expenses
Interest expense                                                  $2,417,941
Trustee fees                                                       2,353,181
Administrative expenses and salaries                                 792,520
Legal fees                                                           248,321
Auditing fees                                                         92,170
Printing, postage and stationery fees                                 91,500
Computer and related expenses                                         73,200
Commitment fees                                                       47,002
Insurance                                                             41,055
Registration and filing fees                                          27,230
Telephone                                                              9,150
Custodian fees                                                         5,490
Other expenses                                                        30,750
                                                                  ----------
Total Expenses                                                     6,229,510
                                                                  ----------
Net Investment Income                                             42,207,402
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions             (6,320,879)
Change in unrealized appreciation (depreciation) of investments (106,709,566)
                                                                ------------
Net Increase (Decrease) in Net Assets Resulting from Operations ($70,823,043)
                                                                ============
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                        Six Months Ended                                Year Ended
                                        March 31,                                       September 30,
                                        2008                                            2007
                                        (unaudited)

Increase (Decrease) in Net Assets
From Operations:
Net investment income                   $ 42,207,402                                    $ 96,290,646
Net realized gain (loss) from investment transactions
                                          (6,320,879)                                    (17,882,992)
Change in unrealized appreciation (depreciation) of
investments                             (106,709,566)                                     42,854,387
                                        -------------                                   -------------
Net Increase (Decrease) in Net Assets Resulting
From Operations                          (70,823,043)                                    121,262,041
                                        -------------                                   ------------
Distributions to Shareholders from Net Investment
Income                                   (40,043,350)                                    (98,811,728)
From Net Trust Share Transactions       (258,894,805)                                   (144,919,432)
                                        -------------                                   -------------
Total Increase (Decrease) in Net Assets (369,761,198)                                   (122,469,119)
                                        -------------                                   -------------
Net Assets:
Beginning of Period                    1,268,436,554                                   1,390,905,673
                                       --------------                                  -------------
End of Period                          $ 898,675,356                                  $1,268,436,554
                                       ==============                                 ==============

The accompanying notes are an integral part of the financial statements.
Page 15
Financial Highlights
                                Six Months
                                Ended
                                March 31, 2008                                  Year Ended September 30,
                                (unaudited)             2007            2006            2005            2004            2003
Per Share Data^
Net Asset Value:
Beginning of
Period                          $ 7.68                  $ 7.60          $ 7.58          $ 7.59          $ 7.19          $ 7.05
Income From                     ------                  ------          ------          ------          ------          ------
Investment
Operations:
Net investment
income                            0.30                    0.54            0.50            0.51            0.59            0.56
Net realized and
unrealized gain
(loss) on
investments                      (0.80)                   0.10            0.11            0.02            0.44            0.14
Total from investment           ------                  ------          ------          ------          ------          ------
operations                       (0.50)                   0.64            0.61            0.53            1.03            0.70
Less Distributions:             ------                  ------          ------          ------          ------          ------
Net investment
income                           (0.30)                  (0.56)          (0.59)          (0.54)          (0.63)          (0.56)
Capital Gain                        -                       -               -               -               -               -
Net Asset Value:
End of Period                   $ 6.88                  $ 7.68          $ 7.60          $ 7.58          $ 7.59          $ 7.19
                                ======                  ======          ======          ======          ======          ======
Total Return                    (6.59)%                 8.54%           8.35%           7.11%           14.90%          10.43%
Ratios &
Supplemental Data
Net assets end of
period (in
millions)                       $898,675.4              $1,268,436.6    $1,370,905.7    $1,347,278.6    $1,875,883.4   $1,794,728.6
Ratio of operating
expenses to
average net
assets                          1.21%#*                 1.06%*          1.23%*          0.73%*          0.67%*          0.65%
Ratio of interest
expense to average
net assets                      0.47%#                  0.38%           0.55%           0.10%           0.03%           0.00%
Ratio of net
investment income
to average net
assets                          8.21%#                  6.86%           6.60%           6.62%           7.92%           7.97%
Portfolio turnover
rate                            5.62%                   45.61%          16.47%          45.10%          39.80%          13.47%
* Includes Interest Expense
^ Per Share Data calculated using the Average Share Method
# Annualized
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
six months ended March 31, 2008 (unaudited)

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on March 31, 2008 was $23,796,101, which represents 2.65% of net assets.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1.8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the six months ended March 31, 2008 was $125,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2008 was 3,537,598 shares (2.71%).

Note D - Shares of Beneficial Interest
At March 31, 2008, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended                        Year Ended
                                March 31, 2008                          September 30, 2007
                        Shares          Amount                  Shares          Amount
Shares Sold             23,524,063      $ 171,588,697           74,629,629      $ 585,146,479
Shares issued to shareholders in
reinvestment of distributions from net
investment income        4,273,729         30,383,207            9,759,400         75,913,284
                        ----------      -------------           ----------      -------------
                        27,797,792        201,971,904           84,389,029        661,059,763
Shares repurchased     (62,400,640)      (460,866,709)        (102,229,316)      (805,979,195)
                        ----------      --------------          -----------     --------------
Net Increase (Decrease)(34,602,848)     $(258,894,805)          (17,840,287)    $(144,919,432)

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $62,379,688 and $373,607,931 respectively, for the six months ended March 31, 2008.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2008 the Trust has an unused line of credit amounting to $125,000,000. The committed line of credit may be terminated at the banks' option at the annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2008:

Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             97,601,171
Weighted average interest rate                                       4.78%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the year ended September 30, 2007 was $98,811,728 and the six months ended March 31, 2008 was $40,043,350, and were classified as ordinary income.

As of September 30, 2007 the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed ordinary income                                   3,026,815
Capital Loss Carryforward:
2007                                                           (2,099,492)
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
                                                             -------------
Total capital loss carryforward                              (244,876,841)
Timing Differences                                            (23,715,343)
Unrealized gains (losses) - net                              (303,272,233)
Total distributable earnings (losses) - net                  (568,837,602)

At September 30, 2007 the Trust's Post October loss deferral was ($17,534,983) At March 31, 2008 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                    1,306,277,258
Gross unrealized gain                                          44,703,821
Gross unrealized loss                                        (439,738,641)
                                                            --------------
Net unrealized security gain (loss)                          (395,034,820)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions will 'more-likely-than-not' be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the Trust's current fiscal year. The implementation of FIN 48 did not result in any unrecognized tax benefits and management has concluded that no provision is required in the Trust's accompanying financial statements, however each of the open tax years (2005-2007) remains subject to examination by the Internal Revenue Service.

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.


                                                                        Principal Occupation(s)/
Name/Age/Service*               Position                                Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#               Trustee                                 Trustee of Northeast Investors Trust; Trustee of
Age: 77                                                                 Northeast Investors Growth Fund; Director of
Years of Service: 46                                                    New America High Income Fund, Inc.

Bruce H. Monrad#                Trustee and Chairman                    Trustee and Chairman of Northeast Investors Trust
Age: 46 Trust.
Years of Service: 14

Gordon C. Barrett               Executive Vice                          Chief Financial Officer of Northeast Investors
Age: 51                         President, Chief                        Trust; Chief Financial Officer of Northeast
Years of Service: 20            Financial Officer and                   Investors Growth Fund; Officer of Northeast
                                Chief Compliance                        Investment Management, Inc.
                                Officer

Robert B. Minturn               Clerk, Vice President,                  Officer of Northeast Investors Trust; Trustee and
Age: 68                         and Chief Legal Officer                 Officer of Northeast Investors Growth Fund
Years of Service: 27

INDEPENDENT TRUSTEES
Fred L. Glimp                   Trustee                                 Special Assistant to President Emeritus and
Age: 81                                                                 part time volunteer for Harvard's Alumni Affairs
Years of Service: 27                                                    and Development Department

Peter J. Blampied               Trustee                                 President of Corcoran Management Co., Inc.
Age: 65                                                                 Director of Access Capital Strategies, LLC
Years of Service: 7

Marshall I. Goldman             Trustee                                 Kathryn Wasserman Davis Professor of
Age: 77                                                                 Russian Economics (Emeritus) at Wellesley
Years of Service: 3                                                     College; Senior Scholar and Former Associate
                                                                        Director of the Davis Center for Russian and
                                                                        Eurasian Studies at Harvard University; Director
                                                                        of Century Bank & Trust Co.

George P. Beal                  Trustee                                 Managing Partner, Boston Family Office LLC
Age: 54
Years of Service: 3

Charles R. Daugherty            Trustee                                 Managing Partner, Stanwich Advisors, LLC
Age: 54
Years of Service: 3

Hon. Maurice H.                 Trustee                                 Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of
Age: 79                                                                 Massachusetts Medical School; Director of the
Years of Service: 3                                                     Advisors Charitable Gift Fund.

* The Trustees serve until their resignation or either the appointment or election of a successor, and the
Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.


Trustees
Ernest E. Monrad
Peter J. Blampied
Charles R. Daugherty
Marshall I. Goldman
Fred L. Glimp
Bruce H. Monrad
George P. Beal
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., Vice President
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110
(800) 225-6704 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE InvTR, NE Investors.



Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.





                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: May 30, 2008


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: May 30, 2008


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: May 30, 2008


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: May 30, 2008
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2008
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended March 31, 2008 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  May 30, 2008
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  May 30, 2008
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.